UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Canada: 18.6%
8,502		Agnico-Eagle Mines Ltd.	$411,582	0.3
137,763		Barrick Gold Corp.	2,278,600	1.6
131,532		Canadian Natural Resources Ltd.	3,796,013	2.7
161,157		Cenovus Energy, Inc.	1,437,520	1.0
86,500		Crescent Point Energy Corp.	748,225	0.5
145,019		Enbridge, Inc.	5,584,682	3.9
28,606		GoldCorp, Inc.	388,756	0.3
173,959	@	Precision Drilling Corp.	631,471	0.4
170,018		Suncor Energy, Inc.	5,323,264	3.8
75,254		Teck Cominco Ltd. - Class B	1,344,036	0.9
92,009		TransCanada Corp.	4,273,818	3.0
99,010		Yamana Gold, Inc.	258,416	0.2
			26,476,383	18.6

		Netherlands: 0.8%
19,809		Royal Dutch Shell PLC - Class A ADR	1,077,808	0.8

		United Kingdom: 0.5%
23,818	@	TechnipFMC PLC	689,531	0.5

		United States: 79.4%
18,065		Alcoa Corp.	595,061	0.4
67,221		Anadarko Petroleum Corp.	3,396,677	2.4
10,818		Apache Corp.	505,850	0.4
15,202		Avery Dennison Corp.	1,280,921	0.9
18,351		Baker Hughes, Inc.	1,012,058	0.7
31,314	@	Berry Plastics Group, Inc.	1,815,899	1.3
27,735	@	Boise Cascade Co.	747,458	0.5
41,614	@	Carrizo Oil & Gas, Inc.	913,011	0.6
111,387		Chevron Corp.	11,526,327	8.1
18,049		Compass Minerals International, Inc.	1,157,843	0.8
13,756	@	Concho Resources, Inc./Midland TX	1,743,986	1.2
123,382		ConocoPhillips	5,513,942	3.9
23,793	@	Consol Energy, Inc.	345,236	0.2
32,593	@	Crown Holdings, Inc.	1,881,920	1.3
29,877		CVR Energy, Inc.	596,345	0.4
109,076	@	Denbury Resources, Inc.	166,886	0.1
18,344		Devon Energy Corp.	623,329	0.4
14,623	@	Diamondback Energy, Inc.	1,356,430	1.0
22,767	@	Dril-Quip, Inc.	1,129,243	0.8
5,354		Eagle Materials, Inc.	504,882	0.4
40,736		EOG Resources, Inc.	3,678,868	2.6
34,171		EQT Corp.	1,888,631	1.3
143,321		Exxon Mobil Corp.	11,537,341	8.1
21,992	@	Forum Energy Technologies, Inc.	357,370	0.3
66,546	@	Freeport-McMoRan, Inc.	764,614	0.5
82,069		Graphic Packaging Holding Co.	1,108,752	0.8
18,330		Greif, Inc. - Class A	1,089,719	0.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
33,855	@	Gulfport Energy Corp.	$485,819	0.3
71,586		Halliburton Co.	3,234,971	2.3
202,721		Hecla Mining Co.	1,163,619	0.8
6,453		Hess Corp.	296,128	0.2
22,470		International Paper Co.	1,188,214	0.8
55,458		KapStone Paper and Packaging Corp.	1,171,828	0.8
196,136		Kinder Morgan, Inc.	3,679,511	2.6
73,466	@	Laredo Petroleum, Inc.	863,226	0.6
101,366		Marathon Oil Corp.	1,319,785	0.9
40,157		Marathon Petroleum Corp.	2,089,770	1.5
2,399		Martin Marietta Materials, Inc.	537,616	0.4
9,521		National Oilwell Varco, Inc.	311,051	0.2
18,667	@	Newfield Exploration Co.	606,304	0.4
48,756		Newmont Mining Corp.	1,665,017	1.2
58,938		Noble Energy, Inc.	1,690,931	1.2
49,151		Occidental Petroleum Corp.	2,896,468	2.0
50,275	@	Owens-Illinois, Inc.	1,134,707	0.8
19,402		Packaging Corp. of America	1,982,108	1.4
39,386		PBF Energy, Inc.	760,938	0.5
24,107		Phillips 66	1,834,784	1.3
17,436		Pioneer Natural Resources Co.	2,909,371	2.1
21,902		Plains GP Holdings L.P.	584,126	0.4
121,758	@	QEP Resources, Inc.	1,217,580	0.9
32,686		Range Resources Corp.	753,739	0.5
46,528	@	Rice Energy, Inc.	930,560	0.7
52,882	@	Rowan Companies PLC	636,699	0.5
136,816		Schlumberger Ltd.	9,521,025	6.7
31,685		SM Energy Co.	537,695	0.4
76,784		Tahoe Resources, Inc.	679,538	0.5
11,262		Targa Resources Corp.	517,264	0.4
19,908		Tesoro Corp.	1,657,142	1.2
29,779	@	Transocean Ltd.	270,691	0.2
29,101	@	Unit Corp.	518,871	0.4
12,063		US Silica Holdings, Inc.	458,394	0.3
51,135		Valero Energy Corp.	3,143,268	2.2
3,229		Vulcan Materials Co.	402,495	0.3
7,267		WestRock Co.	395,470	0.3
58,818	@	Whiting Petroleum Corp.	415,255	0.3
33,649		Williams Cos., Inc.	962,361	0.7
			112,662,938	79.4

	Total Common Stock (Cost $162,113,031)		140,906,660	99.3

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
920,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%†† (Cost $920,000)	$920,000	0.6

	Total Short-Term Investments (Cost $920,000)	920,000	0.6

	Total Investments in Securities (Cost $163,033,031)	$141,826,660	99.9
	Assets in Excess of Other Liabilities	159,304	0.1
	Net Assets	$141,985,964	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $163,268,941.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,167,836
Gross Unrealized Depreciation	(27,610,117)

Net Unrealized Depreciation	$(21,442,281)

Industry Diversification	Percentage of Net Assets
Oil & Gas Exploration & Production	24.3%
Integrated Oil & Gas	23.8
Oil & Gas Equipment & Services	11.5
Oil & Gas Storage & Transportation	11.0
Oil & Gas Refining & Marketing	6.7
Paper Packaging	4.2
Gold	4.1
Metal & Glass Containers	3.4
Diversified Metals & Mining	2.2
Oil & Gas	1.7
Oil & Gas Drilling	1.5
Construction Materials	1.1
Paper Products	0.8
Silver	0.8
Materials	0.8
Forest Products	0.5
Aluminum	0.4
Mining	0.3
Coal	0.2
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$140,906,660	$–	$–	$140,906,660
Short-Term Investments	920,000	–	–	920,000
Total Investments, at fair value	$141,826,660	$–	$–	$141,826,660
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(148,958)	$–	$(148,958)
Total Liabilities	$–	$(148,958)	$–	$(148,958)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2017, the following over-the-counter written options were outstanding for Voya Natural Resources Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
796,122	UBS AG	Call on Energy Select Sector SPDR® Fund	69.440	USD	06/16/17	$384,845	$(4,074)
276,506	Goldman Sachs & Co.	Call on Materials Select Sector SPDR® Fund	53.490	USD	06/16/17	73,081	(94,657)
157,480	UBS AG	Call on VanEck Vectors Gold Miners ETF	23.320	USD	06/16/17	88,567	(50,227)
		Total Written OTC Options				$546,493	$(148,958)

Currency Abbreviations

USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya Natural Resources Equity Income Fund	as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$148,958
Total Liability Derivatives		$148,958

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	Goldman Sachs & Co.	UBS AG	Totals
Liabilities:
Written options	$94,657	$54,301	$148,958
Total Liabilities	$94,657	$54,301	$148,958

Net OTC derivative instruments by counterparty, at fair value	$(94,657)	$(54,301)	(148,958)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(94,657)	$(54,301)	$(148,958)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017